Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Balances

The following table presents the lease balances within the Consolidated Balance Sheet as of December 31, 2024 and 2023:

	Classification on the Balance Sheet	Year ended December 31, 2024
Assets:
Operating lease assets	Operating lease right of use assets, net	779
Liabilities:
current
Operating lease liabilities	Operating lease liabilities, current	176
Long term
Operating lease liabilities	Operating lease liabilities, non-current	576

Remaining Lease Term
Vehicles		0.33 - 1.75 years
Facilities rent		0.76 - 9.59 years

Weighted Average Discount Rate
Vehicles		3.39%
Facilities rent		5.67%
	Classification on the Balance Sheet	Year ended December 31, 2023
Assets:
Operating lease assets	Operating lease right of use assets, net	1,026
Liabilities:
current
Operating lease liabilities	Operating lease liabilities, current	235
Long term
Operating lease liabilities	Operating lease liabilities, non-current	759

Remaining Lease Term
Vehicles		0.07 - 2.75 years
Facilities rent		1.76 - 10.59 years

Weighted Average Discount Rate
Vehicles		4.42%
Facilities rent		5.10%

Schedule of Future Minimum Lease Payments

The following table reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under non-cancelable operating leases with terms of more than one year to the total operating lease liabilities recognized on our Consolidated Balance Sheet as of December 31, 2024:

2025	207
2026	151
2027	93
2028	83
2029	67
2030 - 2034	601
1,202
Less: imputed interest	(450)
Present value of lease liabilities	752